Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2024
Equityaccounted Investees Abstract
Schedule of Equity-Accounted Investees
€’000
Interest in joint venture
January 1, 2023	-
Investment during the year	245
Loss for the year attributable to the Group	(245
December 31, 2023	-
Investment during the year	-
Loss for the year attributable to the Group	-
December 31, 2024	-